UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.): [   ] is a restatement.
   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Lawrence T. Perera
Address:Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-06167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Sveta Y. Bartsch
Title:	Paralegal, Duly Authorized
Phone:	617-557-9751

Signature, Place, and Date of Signing:

Sveta Y. Bartsch   Boston, MA		11/02/2009
[Signature]	   [City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings
of this reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported
are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion
of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	8

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	27980603

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
1	28-11136		Brian C. Broderick (12)*
2	28-5362			John M. Cornish
3	28-471			Fiduciary Trust Company
4	28-2724			Marion Fremont-Smith
5	28-11134		Stephen W. Kidder (35) *
6 	28-06165		Michael J. Puzo (25)*
7 	28-10379		Kurt F. Somerville (32)*
8	28-262			Welch & Forbes, Inc.

* Refers to manager number on attached detail in item 7.

AS OF SEPTEMBER 30, 2009   FORM 13F  SEC FILE # LAWRENCE T PERERA / 28-06167



ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:       ITEM 6:     ITEM 7:           ITEM 8:
NAME OF ISSUER             TITLE OF CLASS     CUSIP    FAIR MARKET  SHARES OR      INVESTMENT  MANAGERS          VOTING AUTHORITY
                                              NUMBER      VALUE     PRINCIPAL      DISCRETION              (A)     (B)    (C)
                                                                     AMOUNT    (A)  (B) (C)                SOLE   SHARED  NONE

ABB LTD                   SPONSORED          000375204       354708      17700           XX                         10000
                          ADR                                                            XX       35                 2000
                                                                                         XX     12,32                5700

ABBOTT LABS               COMMON STOCK       002824100       247350       5000           XX                          4600
                                                                                         XX     12,32                 400

APTARGROUP INC            COMMON STOCK       038336103       697511      18670           XX                         11270
                                                                                         XX       35                 3400
                                                                                         XX     12,32                4000

AUTOMATIC DATA            COMMON STOCK       053015103       204360       5200           XX                          4200
PROCESSING                                                                               XX       35                 1000

CVS CAREMARK              COMMON STOCK       126650100       338637       9475           XX                          5775
CORPORATION                                                                              XX       35                 1500
                                                                                         XX     12,32                2200

CANADIAN NATIONAL         COMMON STOCK       136375102       848262      17315           XX                         10015
RAILWAY CO                                                                               XX       35                 3600
                                                                                         XX     12,32                3700

CHEVRON CORP              COMMON STOCK       166764100       375392       5330           XX                          3054
                                                                                         XX       35                 2276

CISCO SYS INC             COMMON STOCK       17275R102       353100      15000           XX                          6900
                                                                                         XX     12,32                8100

DEERE & COMPANY           COMMON STOCK       244199105       357309       8325           XX                          4975
                                                                                         XX       35                 1000
                                                                                         XX     12,32                2350

E M C CORP                COMMON STOCK       268648102       367212      21550           XX                          9950
                                                                                         XX       35                 5000
                                                                                         XX     12,32                6600

EMERSON ELECTRIC CO       COMMON STOCK       291011104       758634      18928           XX                         12328
                                                                                         XX       35                 2600
                                                                                         XX     12,32                4000

ENCANA CORP               COMMON STOCK       292505104      1125066      19529           XX                         11429
                                                                                         XX       35                 3700
                                                                                         XX     12,32                4400

EXXON MOBIL CORP          COMMON STOCK       30231G102      1142013      16645           XX                         11795
                                                                                         XX       35                 3500
                                                                                         XX     12,32                1350

GENERAL ELECTRIC CO       COMMON STOCK       369604103       569314      34672           XX                         26972
                                                                                         XX       35                 4500
                                                                                         XX     12,32                3200

GILEAD SCIENCES           COMMON STOCK       375558103       279000       6000           XX     12,32                6000

HELMERICH & PAYNE INC     COMMON STOCK       423452101       237180       6000           XX                          2400
                                                                                         XX     12,32                3600

INTEL CORPORATION         COMMON STOCK       458140100       770784      39386           XX                         25486
                                                                                         XX       35                 5000
                                                                                         XX     12,32                8900

INTL BUSINESS MACHINES    COMMON STOCK       459200101       362778       3033           XX                          1983
                                                                                         XX     12,32                1050

ISHARES INDEX FUND        MSCI EAFE FUND      464287465     1466518      26820           XX                         26820

JOHNSON & JOHNSON         COMMON STOCK       478160104       950188      15605           XX                         11497
                                                                                         XX       35                 1900
                                                                                         XX     12,32                2208

MERCK & CO INC            COMMON STOCK       589331107       273189       8637           XX                          6937
                                                                                         XX       35                 1000
                                                                                         XX     12,32                 700

MICROSOFT CORP            COMMON STOCK       594918104       313990      12208           XX                          8008
                                                                                         XX     12,32                4200

NOVARTIS AG ADR           COMMON STOCK       66987V109       586171      11635           XX                          6935
                                                                                         XX       35                 2500
                                                                                         XX     12,32                2200

PEPSICO INC               COMMON STOCK       713448108       610064       9800           XX                          8400
                                                                                         XX       35                 1000
                                                                                         XX     12,32                 400

PFIZER INC                COMMON STOCK        717081103      114725       6932           XX                          6932

PRICE T ROWE GROUP INC    COMMON STOCK       74144T108     11181602     244674           XX                        244674

PROCTER & GAMBLE CO       COMMON STOCK       742718109       685425      11834           XX                          7934
                                                                                         XX       35                 2000
                                                                                         XX     12,32                1900

SIMS METAL                SPONSORED          829160100       234178      11750           XX                          6850
MANAGEMENT LTD            ADR                                                            XX     12,32                4900

STATE STREET CORP         COMMON STOCK       857477103       278727       5299           XX                          3299
                                                                                         XX       35                 1200
                                                                                         XX     12,32                 800

3 M COMPANY               COMMON STOCK       88579Y101       917408      12431           XX                          9131
                                                                                         XX       35                 1500
                                                                                         XX     12,32                1800

UNITED TECHNOLOGIES       COMMON STOCK       913017109       351384       5767           XX                          5767

VANGUARD INTNL EQUITY     EMERGING MRT       922042858       628424      16310           XX                         16310
INDEX FUND                ETF

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